Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 327,163	$ 294,741	$ 57,373
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	138,466	191,904
Inventories, at lower of cost or market	157,046	157,795
Prepaid expenses and other current assets	11,710	12,217
Current assets held for sale	56,328	25,759
Total current assets	690,713	682,416
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	1,248,081	1,189,082
Other assets	10,543	1,667
Noncurrent assets held for sale	0	15,399
Total assets	1,949,337	1,888,564	2,010,403
Current liabilities
Current maturities of long-term debt	0	14,000
Trade accounts payable and accrued liabilities	381,271	429,763
Income taxes payable	18,362	71,493
Deferred income taxes	522	7,143
Current liabilities held for sale	12,925	4,118
Total current liabilities	413,080	526,517
Long-term debt	488,250	541,381
Deferred income taxes	137,882	128,451
Asset retirement obligations	22,245	17,130
Deferred credits and other liabilities	29,175	18,749
Total liabilities	1,090,632	1,232,228
Stockholders' Equity
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	468	467
Treasury stock (1,056,689 shares held at December 31, 2014)	(51,073)	0
Additional paid in capital (APIC)	557,871	548,293
Retained earnings	351,439	107,576
Total stockholders' equity	858,705	656,336	$ 1,104,451	$ 1,118,947
Total liabilities and stockholders' equity	$ 1,949,337	$ 1,888,564